CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended						9 Months Ended			12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2021
Operating costs	$ 894,289			$ 2,634,162			$ 3,248,689	$ 4,773,008	$ 1,125,460	$ 6,943,312
Loss from operations	(894,289)			(2,634,162)			(3,248,689)	(4,773,008)	(1,125,460)	(6,943,312)
Other income (expense):
Change in fair value of warrant liability	(362,000)			24,916,621			10,956,082	14,433,236	(7,487,000)	12,722,918
Offering costs allocated to warrant liability							(667,259)		(667,259)
Interest earned on cash and marketable securities held in Trust Account				5,802			113,123	61,010	91,362	66,897
Total other income (expense), net	(7,742,269)			24,922,423			3,688,936	14,494,246	(8,062,897)	12,789,815
Net income (loss)	$ (8,636,558)	$ 10,135,295	$ (1,058,490)	$ 22,288,261	$ (1,042,594)	$ (11,524,429)	$ 440,247	$ 9,721,238	$ (9,188,357)	$ 5,846,503
Class A common stock [Member]
Other income (expense):
Weighted average shares outstanding of ordinary shares, basic	4,459,878			23,000,000			8,092,696	23,000,000	16,353,211	23,000,000
Basic net loss per share	$ (0.85)			$ 0.78			$ 0.03	$ 0.34	$ (0.42)	$ 0.20
Weighted average shares outstanding of ordinary shares, diluted	4,459,878			23,000,000			8,092,696	23,000,000	16,353,211	23,000,000
Diluted net loss per share	$ (0.85)			$ 0.78			$ 0.03	$ 0.34	$ (0.42)	$ 0.20
Class B common stock
Other income (expense):
Weighted average shares outstanding of ordinary shares, basic	5,750,000			5,750,000			5,750,000	5,750,000	5,529,817	5,750,000
Basic net loss per share	$ (0.85)			$ 0.78			$ 0.03	$ 0.34	$ (0.42)	$ 0.20
Weighted average shares outstanding of ordinary shares, diluted	5,750,000			5,750,000			5,750,000	5,750,000	5,529,817	5,750,000
Diluted net loss per share	$ (0.85)			$ 0.78			$ 0.03	$ 0.34	$ (0.42)	$ 0.20